COMPANY'S OPERATIONS - Acquisition of tissue business in Brazil (Details) - MMC Brasil Industria e Comercio Ltda. R$ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 BRL (R$)	Jun. 01, 2023 USD ($)	Jun. 01, 2023 BRL (R$)
COMPANY'S OPERATIONS
Total purchase consideration (full payment on closing)		$ 212,029	R$ 1,072,657
Book value of Shareholders' Equity of MMC Brasil			587,226
Fair value adjustment
Inventories			7,120
Property, plant and equipment			105,858
Trademark and patents			189,655
Net identifiable assets acquired			889,859
Goodwill			R$ 182,798
Deferred tax recognized on fair value adjustments	R$ 0
Acquisition related costs included in administrative expenses in profit or loss	R$ 12,105